GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Schedule of changes in the net carrying amount of goodwill

	2019	2018

Cost
Balance at beginning of year	$583.5	$604.4
Business acquisitions	—	(1.3)
Reclassification to assets held for sale	—	(19.6)
Balance at end of year	583.5	583.5

Accumulated impairment losses
Balance at beginning and at end of year	68.5	68.5
Net carrying amount	$515.0	$515.0

Schedule of determination of recoverable amounts in the impairment tests performed in significant CGU groups

	2019		2018
	Pre-tax discount	Perpetual	Pre-tax discount	Perpetual
CGU group	rate (WACC)	growth rate	rate (WACC)	growth rate

Telecommunications[1,2]	9.0%	2.5%	9.0%	2.5%